UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Duma Capital Partners, L.P.
Address:    1370 Avenue of the Americas, 23rd Floor
            New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


    /s/  Sangyeup Lee             New York, NY              November 14, 2008
    -------------------------     ----------------------    -----------------
             [Signature]             [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  14
                                         -----------

Form 13F Information Table Value Total:  $33,586
                                         -----------
                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                         DUMA CAPITAL PARTNERS, L.P.
                                         FORM 13F INFORMATION TABLE
                                      QUARTER ENDED SEPTEMBER 30, 2008


                                                             VALUE    SHRS OR SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                    COM NEW           131347304      650   50000  SH         SOLE                  50000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC               COM               125269100      457    5000  SH         SOLE                   5000
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM               165167107     1434   40000  SH         SOLE                  40000
------------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP INC NEW            *W EXP 99/99/999  25429Q110       25  282700  SH         SOLE                 282700
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO             COM               369604103     2168   85000  SH         SOLE                  85000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC         COM               38141G104      640    5000  SH         SOLE                   5000
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW          COM               38388F108     9588  634136  SH         SOLE                 634136
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW          COM               38388F108     3780  250000  SH   CALL  SOLE                 250000
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                      SPONSORED ADR     654902204     1679   90000  SH         SOLE                  90000
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP             COM               704549104      450   10000  SH         SOLE                  10000
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                    ULTRA FINL PRO    74347R743      877   50000  SH         SOLE                  50000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         UNIT SER 1        78462F103    10280   88628  SH         SOLE                  88628
------------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST                 GOLD SHS          78463V107     1276   15000  SH         SOLE                  15000
------------------------------------------------------------------------------------------------------------------------------------
TORCH ENERGY ROYALTY TRUST      UNIT BEN INT      891013104      282   80221  SH         SOLE                  80221
------------------------------------------------------------------------------------------------------------------------------------




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